UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FLORIDA TAX-FREE MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008

[LOGO OF USAA]
    USAA(R)








                    USAA FLORIDA TAX-FREE MONEY MARKET Fund


                      1ST QUARTER Portfolio of Investments


                                 JUNE 30, 2008








                                                                      (Form N-Q)


48507-0808                                   (C)2008, USAA. All rights reserved.
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                              of INVESTMENTS


USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Assured Guaranty Corp., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JP Morgan Chase Bank, N.A., Merrill Lynch & Co., Inc., Morgan Stanley, Northern Trust Co., or U.S. Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
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USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

(NBGA) Principal and interest payments or, under circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac, Morgan Stanley, or Minnesota General Obligation.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA       Industrial Development Authority/Agency
ISD       Independent School District
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                              of INVESTMENTS
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USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (90.0%)
               FLORIDA (78.9%)
$       1,695  Alachua County (LOC - Wachovia Bank,
                    N.A.)                                   1.57%         6/01/2025          $        1,695
        3,300  Bay County (LOC - Columbus Bank & Trust
                    Co.)                                    1.80          7/01/2027                   3,300
          430  Board of Education (LIQ) (a)                 1.55          6/01/2019                     430
          310  Brevard County (LOC - SunTrust Bank)         1.65          1/01/2010                     310
        3,000  Broward County Housing Finance Auth.
                    (LIQ)(NBGA) (a)                         1.75          9/01/2032                   3,000
        4,555  Broward County School Board (INS)(LIQ) (a)   1.58          7/01/2022                   4,555
        1,900  Collier County School Board (INS)(LIQ) (a)   1.54          2/15/2021                   1,900
          760  Department of Management Services
                    (INS)(LIQ) (a)                          1.81          9/01/2020                     760
        3,200  Escambia County Health Facilities Auth.
                    (LOC - Bank of America, N.A.)           2.00         11/15/2029                   3,200
        1,665  Hillsborough County IDA (LIQ)(LOC -
                    Citibank, N.A.) (a)                     1.59         10/01/2041                   1,665
        4,910  Housing Finance Corp. (LIQ)(NBGA) (a)        1.75         10/01/2032                   4,910
        2,000  JEA (INS)(LIQ) (a)                           1.63         10/01/2013                   2,000
        3,500  Lee County IDA (LOC - Fifth Third Bank)      1.61         12/01/2029                   3,500
        3,800  Lee Memorial Health System                   3.60          4/01/2020                   3,800
        2,600  Miami Dade County School Board (LIQ)(LOC
                    - U.S. Bank, N.A.) (a)                  1.58         11/01/2031                   2,600
        1,500  Miami Dade County School Board (LIQ)(INS)
                    (a)                                     1.62         11/01/2031                   1,500
        3,395  Orange County (LIQ)(LOC - U.S. Bank,
                    N.A.) (a)                               1.56         10/01/2028                   3,395
        3,940  Palm Beach County (INS)(LIQ)                 7.00          3/01/2027                   3,940
        2,750  Palm Beach County (LOC - TD Banknorth,
                    N.A.)                                   1.50          5/01/2033                   2,750
        3,665  Palm Beach County (LOC - TD Banknorth,
                    N.A.)                                   1.63          1/01/2034                   3,665
        5,000  Tallahassee (LIQ) (a)                        1.82         10/01/2035                   5,000
        4,025  Univ. of North Florida Financing Corp.
                    (LIQ)(LOC - Deutsche Bank A.G.) (a)     1.56         11/01/2027                   4,025
        4,380  West Palm Beach (LIQ) (a)                    2.61         10/01/2034                   4,380
                                                                                            ---------------
                                                                                                     66,280
                                                                                            ---------------
               ALABAMA (1.2%)
        1,020  Mobile Medical Clinic Board (LOC -
                    Regions Bank)                           1.74          2/01/2011                   1,020
                                                                                            ---------------
               GEORGIA (0.3%)
          250  Columbus Dev. Auth. (LOC - Columbus Bank
                    & Trust Co.)                            2.04          9/01/2009                     250
                                                                                            ---------------
               LOUISIANA (4.8%)
        4,000  Ascension Parish                             1.80          3/01/2011                   4,000
                                                                                            ---------------
               PENNSYLVANIA (4.2%)
        3,550  Chartiers Valley Industrial and
                    Commercial Dev. Auth.                   2.37         11/15/2017                   3,550
                                                                                            ---------------

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                              (continued)


USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY                   VALUE
 ----------------------------------------------------------------------------------------------------------
               TEXAS (0.6%)
$         500  Municipal Gas Acquisition and Supply
                    Corp. (LIQ)(NBGA) (a)                   1.75%        12/15/2017          $          500
                                                                                            ---------------
               Total Variable-Rate Demand Notes (cost: $75,600)                                      75,600
                                                                                            ---------------

               FIXED-RATE INSTRUMENTS (3.6%)
               FLORIDA (1.2%)
        1,000  Escambia County Health Facilites Auth.       5.00         11/15/2008                   1,005
                                                                                            ---------------
               MINNESOTA (0.9%)
          800  Kingsland ISD No. 2137 (NBGA)                4.25          8/30/2008                     801
                                                                                            ---------------
               TEXAS (1.5%)
        1,260  North Texas Tollway Auth.                    4.13         11/19/2008                   1,260
                                                                                            ---------------
               Total Fixed-Rate Instruments(cost: $3,066)                                             3,066
                                                                                            ---------------


               TOTAL INVESTMENTS (COST: $78,666)                                          $          78,666
                                                                                            ===============

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                              to Portfolio of INVESTMENTS


USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.
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USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                       Investments in Securities
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                                        -
Level 2 - Other Significant Observable Inputs                        $78,666,000
Level 3 - Significant Unobservable Inputs                                      -
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Total                                                                $78,666,000
---------------------------------------------------- ---------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $84,021,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.